Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instrument
Summary of stated debt maturities and scheduled principal repayments

Year	Line of Credit	Senior Unsecured Notes	Mortgage Debt	Total(1)
2012	$—	$250,000	$66,761	$316,761
2013	—	550,000	367,374	917,374
2014	—	487,000	183,758	670,758
2015	454,000	400,000	302,102	1,156,102
2016	—	900,000	285,586	1,185,586
Thereafter	—	2,850,000	572,687	3,422,687

	454,000	5,437,000	1,778,268	7,669,268
(Discounts) and premiums, net	—	(20,937)	(13,697)	(34,634)

	$454,000	$5,416,063	$1,764,571	$7,634,634

(1)
Excludes $88 million of other debt that represents non-interest bearing Life Care Bonds and occupancy fee deposits at certain of the Company's senior housing facilities, which have no scheduled maturities.

Senior Unsecured Notes
Debt Instrument
Summary of debt outstanding and weighted average interest rate

Maturity	Principal Amount	Weighted Average Interest Rate
2012	$250,000	6.67%
2013	550,000	5.81
2014	487,000	3.28
2015	400,000	6.64
2016	900,000	5.07
2017	750,000	6.04
2018	600,000	6.83
2021	1,200,000	5.53
Thereafter	300,000	6.89

	5,437,000
Discounts, net	(20,937)

	$5,416,063

Mortgage Debt
Debt Instrument
Summary of debt outstanding and weighted average interest rate

Maturity	Amount	Weighted Average Interest Rate
2012	$66,761	4.91%
2013	367,374	6.04
2014	183,758	5.74
2015	302,102	6.01
2016	285,586	6.92
2017	512,460	6.10
2018	5,747	5.90
2019	1,184	N/A
2020	1,276	N/A
2021	4,242	5.57
Thereafter	47,778	5.18

	1,778,268
Discounts, net	(13,697)

	$1,764,571